Selected Condensed Consolidating Financial Statements of Parent, Issuer, Guarantors and Non-Guarantors - Additional Information (Details) - USD ($) $ in Millions	Mar. 06, 2018	Aug. 24, 2017
Senior Notes due 2024 [Member]
Financial Statements Of Parent Guarantors And Non Guarantors [Line Items]
Debt instrument, face amount		$ 500.0
Debt instrument, interest rate		3.00%
Senior Notes due 2025 [Member]
Financial Statements Of Parent Guarantors And Non Guarantors [Line Items]
Debt instrument, face amount	$ 600.0
Debt instrument, interest rate	3.75%
Senior Notes due 2027 [Member]
Financial Statements Of Parent Guarantors And Non Guarantors [Line Items]
Debt instrument, face amount		$ 500.0
Debt instrument, interest rate		3.375%
Senior Notes due 2028 [Member]
Financial Statements Of Parent Guarantors And Non Guarantors [Line Items]
Debt instrument, face amount	$ 600.0
Debt instrument, interest rate	4.00%